COLUMBIA ACORN TRUST
227 W. MONROE STREET, SUITE 3000
CHICAGO, IL  60602

October 1, 2010

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Ladies and Gentlemen:

Columbia Acorn Trust
Columbia Acorn Fund
Columbia Acorn International
Columbia Acorn USA
Columbia Acorn Select
Columbia Acorn International Select

1933 Act Registration No. 002-34223
1940 Act Registration No. 811-01829

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Columbia Acorn Trust (the “Trust”) certifies that:

a.
the forms of prospectuses and statement of additional information for the Class I shares of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn Select and Columbia Acorn International Select, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on September 27, 2010.

Very truly yours,

COLUMBIA ACORN TRUST

By:	/s/ Bruce H. Lauer
Bruce H. Lauer, Vice President, Secretary and Treasurer